Property and Business Interruption Insurance Claims and Recoveries - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 13, 2012	May 15, 2012	Jan. 31, 2014	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Interruption Loss [Line Items]
Property insurance recoveries in excess of losses incurred						$ 5,147	$ 66,255
El Dorado Facility [Member]
Business Interruption Loss [Line Items]
Aggregate amount of claim settlement				$ 113,000
Cherokee Facility [Member]
Business Interruption Loss [Line Items]
Aggregate amount of claim settlement			$ 43,500
Approved insurance payments received			$ 36,500
Income recognized from insurance recover						28,000
Property Insurance [Member] | El Dorado Facility [Member]
Business Interruption Loss [Line Items]
Deductible property damage under insurance		$ 1,000
Approved insurance payments				90,700			90,700
Insurance claim recoverable costs							24,700
Property insurance recoveries in excess of losses incurred							66,000
Property Insurance [Member] | Cherokee Facility [Member]
Business Interruption Loss [Line Items]
Deductible property damage under insurance	$ 2,500				$ 2,500
Business Interruption Insurance [Member] | El Dorado Facility [Member]
Business Interruption Loss [Line Items]
Waiting period for business interruption coverage		30 days
Approved insurance payments				$ 22,300			22,300
Business Interruption Insurance [Member] | El Dorado Facility [Member] | Cost of Sales [Member]
Business Interruption Loss [Line Items]
Approved insurance payments							15,000	$ 7,300
Business Interruption Insurance [Member] | Cherokee Facility [Member]
Business Interruption Loss [Line Items]
Waiting period for business interruption coverage	30 days
Approved insurance payments received prior to conclusion							15,000
Deferred gain on insurance recovery							1,400
Approved insurance payments received						$ 28,500
Approved insurance payments received prior to conclusion							15,000
Business Interruption Insurance [Member] | Cherokee Facility [Member] | Cost of Sales [Member]
Business Interruption Loss [Line Items]
Insurance claim recoverable costs							$ 13,600